INCOME TAXES (TAX BENEFIT), NET - Taxes on income (tax benefit) included in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES (TAX BENEFIT), NET
Current taxes	$ 300	$ 134	$ 97
Deferred taxes, see also Note 23d above	(396)	4	(107)
Taxes in respect of previous years	11	31	14
Income taxes (tax benefit), net	$ (85)	$ 169	$ 4